Note 6 - Allowance for Loan Losses and Credit Quality Information (Details Textual) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Dec. 31, 2017
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	$ 2,684	$ 2,684	$ 2,081	$ 2,700
Impaired Financing Receivable, Related Allowance	238	238	725
Loan Receivable for Which Value of Collateral Sufficient to Repay	2,100	2,100	800	400
Impaired Financing Receivable, Interest Income, Accrual Method, Total		97	171
Financing Receivable, Troubled Debt Restructuring	1,478	1,478	2,465	2,500
Loans and Leases Receivable, Impaired, Troubled Debt, Interest Income		100	200	300
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	$ 1,100	$ 1,100	800
Loan to Value Ratio	75.00%	75.00%
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 0
Financing Receivable, Troubled Debt Restructuring, Reserves	$ 100	$ 100	$ 600
Percentage Reserves For Loan Losses On Troubled Debt Restructurings	0.90%	0.90%	7.20%
Loans and Leases Receivable, Allowance, Ending Balance	$ 10,699	$ 10,699	$ 8,564	8,686		$ 9,311
Financing Receivable, Deferred Payments					$ 119,100
Financing Receivable, Deferred Loans with Granted Loan Modifications	34,600	34,600
Financing Receivable, Deferred Loans with Granted Loan Modifications, Interest Only Payments, Amount	29,200	29,200
Financing Receivable, Deferred Loans with Granted Loan Modifications, Loan Amortization Period Increased, Amount	5,400	5,400
Financing Receivable, Loans with Previously Deferred Payments, Downgraded Amount	8,100	8,100
Financing Receivable, Loans with Previously Deferred Payments, Downgraded, Classified and Still Accruing	2,300	2,300
Impaired Loans with Sufficient Collateral to Repay Loan [Member]
Impaired Financing Receivable, Interest Income, Accrual Method, Total		200	200	300
Impaired Financing Receivable, Interest Income, Cash Basis Method, Total		100	100	100
Trouble Debt Restructurings [Member]
Impaired Financing Receivable, Interest Income, Cash Basis Method, Total			100	200
Nonperforming Financial Instruments [Member]
Impaired Financing Receivable, Related Allowance	200	200	$ 200	$ 700
Financing Receivable, Troubled Debt Restructuring	300	300
Performing Financial Instruments [Member]
Financing Receivable, Troubled Debt Restructuring	$ 0	$ 0